Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges
The following table presents the components of the unrealized gains and losses on the effective portion of the derivatives that qualify as cash flow hedges recorded within the Consolidated Statements of Comprehensive Income (Loss):

	Amount of gains (losses) recognized in AOCI at December 31,
	2017	2016	2015
Interest rate swaps, net of tax benefit of $0, $0, and $332, at December 31, 2017, 2016, and 2015, respectively	$—	—	(617)
Foreign currency swaps, net of tax benefit (expense) of $37,215, ($12,355), and ($15,550), at December 31, 2017, 2016, and 2015, respectively	(69,113)	22,945	28,879
Total	$(69,113)	22,945	28,262
The following tables presents the amount of gains reclassified from AOCI into earnings on the effective and ineffective portion of the derivatives that qualify as cash flow hedges:

	Amount of gains reclassified from AOCI into earnings for the years end December 31 (effective portion):			Location in the Consolidated Statements of Operations
	2017	2016	2015
Foreign currency swaps, net of tax expense of $4,768, $3,892, and $1,819, at December 31, 2017, 2016, and 2015, respectively	$8,854	7,229	3,378	Interest and similar income, net
Total	$8,854	7,229	3,378

	Amount of gains reclassified from AOCI into earnings for the years end December 31 (ineffective portion):			Location in the Consolidated Statements of Operations
	2017	2016	2015
Foreign currency swaps, net of tax expense of $247, $85, and $0, at December 31, 2017, 2016, and 2015, respectively	$459	158	—	Change in fair value of assets and liabilities
Total	$459	158	—

Credit Derivative Type By Derivative Risk Exposure And Reference Type
The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31:

Credit Derivative type by derivative risk exposure and reference type	Notional amount	Fair value	Weighted average years to maturity	Average credit rating
2017:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$175,800	(1,498)	6 years	BBB+
Total	$175,800	(1,498)
2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$331,400	367	6 years	BBB+
Total	$331,400	367

Balance Sheet Location and Fair Value of Derivatives
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments reported on the Consolidated Balance Sheets as of December 31:

	2017			2016
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
Cash flow hedging instruments
Foreign currency swaps	$899,000	$38,939	(68,354)	676,000	96,975	(11,731)
Total cash flow hedging instruments		38,939	(68,354)		96,975	(11,731)
Nonqualifying hedging instruments
Futures	27,891,125	—	—	17,574,373	—	—
OTC options	119,817,491	1,156,749	(815,960)	77,973,809	766,205	(514,758)
ETO	17,033,569	48,177	(27,678)	11,109,074	42,400	(27,345)
IRS	3,763,500	130,476	(162)	7,227,500	144,384	(77,799)
TRS	2,944,000	12,375	—	7,154,000	5,826	(3,702)
TBA securities	1,474,100	4	(953)	693,900	833	(299)
SAR	—	—	—	7,422 *	545	—
Total nonqualifying hedging instruments		1,347,781	(844,753)		960,193	(623,903)
Total freestanding derivative instruments		$1,386,720	(913,107)		1,057,168	(635,634)

(1) Notional amounts are presented on a gross basis.
* The notional amount for SAR is equal to the number of contracts outstanding.

Schedule of Embedded Derivatives
The following table presents a summary of the fair values of the Company’s embedded derivative instruments reported on the Consolidated Balance Sheets as of December 31:

	2017	2016
GMWB	$(2,004,918)	(2,156,234)
GMAB	(181,348)	(243,363)
MVLO	(20,137,427)	(15,141,482)
Other embedded derivatives, net	(570)	1,863
Total embedded derivative instruments	$(22,324,263)	(17,539,216)

Gains or Losses Recognized in Income
The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

		Amount of gain (loss) on derivatives recognized for the years ended December 31,
	Location in the Consolidated Statements of Operations	2017	2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$151,177	14,235	(679,259)
GMAB	Change in fair value of annuity and life embedded derivatives	61,658	96,666	(122,094)
MVLO	Change in fair value of annuity and life embedded derivatives	(5,175,605)	(386,709)	212,758
	Total change in fair value of annuity and life embedded derivatives	(4,962,770)	(275,808)	(588,595)
Futures	Change in fair value of assets and liabilities	2,362,617	(287,724)	(423,134)
OTC options	Change in fair value of assets and liabilities	1,375,643	182,882	(361,419)
ETO	Change in fair value of assets and liabilities	54,103	13,055	291
IRS	Change in fair value of assets and liabilities	127,777	87,380	279,158
CDS	Change in fair value of assets and liabilities	2,074	4,689	(2,220)
TRS	Change in fair value of assets and liabilities	48,228	(37,143)	4,093
TBA securities	Change in fair value of assets and liabilities	4,078	(2,837)	330
SAR	Change in fair value of assets and liabilities	100	(54)	630
Other embedded	Change in fair value of assets and liabilities	(8,120)	(1,234)	1,235
	Total change in fair value of assets and liabilities	3,966,500	(40,986)	(501,036)
MVLO	Premiums and policy fees, net	9,911	(398,942)	79,951
MVLO	Policyholder benefits, net of recoveries	169,749	139,481	115,737
	Total derivative gain (loss), net	$(816,610)	(576,255)	(893,943)

Derivative Assets Subject to Master Netting Arrangement
The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2017
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$1,386,720	—	1,386,720	(855,461)	(485,646)	45,613
Derivative liabilities	(913,107)	—	(913,107)	855,461	134,000	76,354
Net derivatives	$473,613	—	473,613	—	(351,646)	121,967

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$1,056,623	—	1,056,623	(615,349)	(395,913)	45,361
Derivative liabilities	(635,634)	—	(635,634)	615,349	37,092	16,807
Net derivatives	$420,989	—	420,989	—	(358,821)	62,168

(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.